As filed with the Securities and Exchange Commission on April 26, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
Common Stocks - 92.8%
		Basic Materials - 6.5%
		Chemicals - 0.7%
60,000		Airgas, Inc.	2,476,200
		Iron/Steel - 1.0%
30,000		Carpenter Technology Corporation	3,556,500
		Mining - 4.8%
240,000		Barrick Gold Corporation	7,178,400
160,000		Newmont Mining Corporation	7,211,200
80,000		Titanium Metals Corporation	2,792,000

		Total	17,181,600

		Total Basic Materials	23,214,300

		Communications - 3.8%
		Internet - 1.6%
70,000	(1)	F5 Networks, Inc.	5,083,400
60,000	(1)	Emdeon Corporation	896,400

		Total	5,979,800

		Media - 0.4%
30,000		The E. W. Scripps Company	1,360,500
		Telecommunications - 1.8%
60,000	(1)	American Tower Corporation	2,324,400
60,000		Crown Castle International Corp.	1,965,600
40,000	(1)	Ciena Corporation	1,258,800
100,000	(1)	RF Micro Devices, Inc.	798,000

		Total	6,346,800

		Total Communications	13,687,100

		Consumer Products - 22.1%
		Airlines - 1.8%
140,000	(1)	AMR Corporation	4,772,600
70,000		SkyWest, Inc.	1,788,500

		Total	6,561,100

		Apparel - 0.3%
14,000		Polo Ralph Lauren Corporation	1,217,720
		Beverages - 0.6%
70,000		The Pepsi Bottling Group, Inc.	2,170,000
		Biotechnology - 0.4%
50,000	(1)	Vertex Pharmaceuticals Incorporated	1,534,500
		Commercial Services - 1.5%
60,000	(1)	Alliance Data Systems Corporation	3,585,000
50,000		Pharmaceutical Product Development, Inc.	1,589,500

		Total	5,174,500

		Cosmetics/Personal Care - 0.4%
40,000		Avon Products, Inc.	1,466,400
		Distribution/Wholesale - 0.8%
80,000		Fastenal Company	2,821,600
		Healthcare Products - 4.4%
80,000	(1)	Henry Schein, Inc.	4,173,600
36,000	(1)	Patterson Companies, Inc.	1,201,680
34,000	(1)	ResMed, Inc.	1,624,520

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
36,000	(1)	St. Jude Medical, Inc.	1,427,400
90,000	(1)	Varian Medical Systems, Inc.	4,135,500
100,000		DENTSPLY International, Inc.	3,154,000

		Total	15,716,700

		Healthcare Services - 4.7%
100,000	(1)	Coventry Health Care, Inc.	5,442,000
80,000	(1)	Health Net, Inc.	4,277,600
40,000	(1)	Pediatrix Medical Group, Inc.	2,164,000
60,000	(1)	Wellpoint, Inc.	4,763,400

		Total	16,647,000

		Pharmaceuticals - 3.8%
38,000		Allergan, Inc.	4,244,980
50,000	(1)	Cephalon, Inc.	3,554,000
28,000	(1)	Express Scripts, Inc.	2,111,480
40,000	(1)	Sepracor, Inc.	2,102,400
40,000	(1)	VCA Anatech, Inc.	1,468,400

		Total	13,481,260

		Retail - 3.4%
60,000		Advance Auto Parts, Inc.	2,259,000
40,000	(1)	Chico’s FAS, Inc.	897,200
50,000	(1)	Dollar Tree Stores, Inc.	1,705,500
110,000	(1)	O’Reilly Automotive, Inc.	3,787,300
40,000	(1)	Tractor Supply Company	2,046,800
36,000		United Auto Group, Inc.	790,560
20,000	(1)	Williams-Sonoma, Inc.	675,200

		Total	12,161,560

		Total Consumer Products	78,952,340

		Energy - 25.6%
		Coal - 3.4%
160,000		Arch Coal, Inc.	4,982,400
180,000		Peabody Energy Corporation	7,272,000

		Total	12,254,400

		Oil & Gas - 9.1%
50,000		ENSCO International Incorporated	2,505,500
150,000		Noble Energy, Inc.	8,635,500
100,000	(1)	Newfield Exploration Company	4,322,000
180,000		Patterson-UTI Energy, Inc.	4,012,200
40,000		Pioneer Natural Resources Company	1,538,000
70,000	(1)	Plains Exploration and Production Company	3,194,100
50,000		Sunoco, Inc.	3,226,000
130,000	(1)	Southwestern Energy Company	5,070,000

		Total	32,503,300

		Oil & Gas Services - 10.3%
160,000		BJ Services Company	4,286,400
120,000	(1)	FMC Technologies, Inc.	7,893,600
120,000	(1)	Grant Prideco, Inc.	5,209,200
210,000	(1)	Oceaneering International, Inc.	8,282,400
200,000		Smith International, Inc.	8,200,000
70,000	(1)(2)	Weatherford International Ltd.	2,810,500

		Total	36,682,100

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
		Pipelines - 2.8%
100,000		El Paso Corporation	1,438,000
80,000		Equitable Resources, Inc.	3,413,600
40,000		Questar Corporation	3,365,600
60,000		The Williams Companies, Inc.	1,618,200

		Total	9,835,400

		Total Energy	91,275,200

		Financials - 8.8%
		Banks - 0.4%
60,000		TCF Financial Corporation	1,586,400
		Diversified Financial Services - 5.9%
25,000		A.G. Edwards, Inc.	1,605,250
100,000		Ameriprise Financial, Inc.	5,846,000
100,000		Calamos Asset Management, Inc.	2,602,000
80,000		Janus Capital Group, Inc.	1,700,000
54,000		Legg Mason, Inc.	5,547,960
90,000	(1)	The Nasdaq Stock Market, Inc.	2,693,700
14,000	(1)	NYSE Group, Inc.	1,188,600

		Total	21,183,510

		Insurance - 0.5%
50,000		W. R. Berkley Corporation	1,630,000
		Real Estate Investment Trust Services - 2.0%
30,000		Developers Diversified Realty Corporation	1,966,800
50,000		United Dominion Realty Trust, Inc.	1,632,500
70,000		Weingarten Realty Investors	3,460,800

		Total	7,060,100

		Total Financials	31,460,010

		Industrials - 10.0%
		Diversified Machinery - 1.7%
60,000	(1)	Flowserve Corporation	3,115,200
70,000		Graco, Inc.	2,835,700

		Total	5,950,900

		Electronics - 2.9%
100,000		Amphenol Corporation	6,454,000
140,000	(1)	Jabil Circuit, Inc.	3,740,800

		Total	10,194,800

		Engineering & Construction - 1.5%
60,000	(1)	Jacobs Engineering Group, Inc.	5,420,400
		Manufacturing - 0.3%
32,000		Pall Corporation	1,106,560
		Metal Fabricate & Hardware - 1.8%
70,000		Precision Castparts Corp.	6,367,900
		Packaging and Containers - 0.5%
40,000		Ball Corporation	1,852,000
		Transportation - 1.3%
50,000		Ryder System, Inc.	2,572,000
50,000	(1)(2)	YRC Worldwide, Inc.	2,174,000

		Total	4,746,000

		Total Industrials	35,638,560

		Technology - 14.6%

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
		Computers - 5.6%
100,000	(1)	Cognizant Technology Solutions Corporation	9,020,000
90,000	(1)(2)	DST Systems, Inc.	6,337,800
90,000	(1)	Synopsys, Inc.	2,302,200
120,000	(1)	Western Digital Corporation	2,300,400

		Total	19,960,400

		Office/ Business Equipment - 0.4%
30,000		Pitney Bowes, Inc.	1,431,300
		Semiconductors - 6.9%
200,000		Applied Materials, Inc.	3,714,000
140,000	(1)	Cypress Semiconductor Corporation	2,660,000
80,000		KLA-Tencor Corporation	4,139,200
200,000	(1)	Lam Research Corporation	8,932,000
100,000		Microchip Technology Incorporated	3,560,000
30,000	(1)	QLogic Corporation	527,700
20,000	(1)	MEMC Electronic Materials, Inc.	1,031,400

		Total	24,564,300

		Software - 1.7%
40,000	(1)	The Dun & Bradstreet Corporation	3,531,200
56,000		Fidelity National Information Services, Inc.	2,573,200

		Total	6,104,400

		Total Technology	52,060,400

		Utilities - 1.4%
		Electric - 1.4%
80,000	(1)	The AES Corporation	1,705,600
50,000		NRG Energy, Inc.	3,312,000

		Total	5,017,600

		Total Utilities	5,017,600

		Total Common Stocks (identified cost $270,662,177)	$331,305,510

Exchange Traded Funds - 2.6%
60,000		Midcap Standard & Poors Trust Series 1	9,189,000
		Total Exchange Traded Funds (identified cost $7,768,386)	$9,189,000

Short-Term Investments - 18.1%
47,619,049		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	47,619,049
8,524,456		Fidelity Institutional Money Market Fund	8,524,456
8,524,457		Lehman Brothers Institutional Prime Money Market Fund	8,524,457
		Total Short-Term Investments (identified cost $64,667,962)	$64,667,962

Certificates of Deposit -8.4%
2,007,242		Bank of Nova Scotia Yankee, 5.263%, 4/2/2008 (held as collateral for securities lending)	2,007,242
2,007,619		Unicredito Italiano Yankee, 5.310%, 5/2/2008 (held as collateral for securities lending)	2,007,619
3,010,197		Nordea Bank Finland New York, 5.320%, 2/6/2009 (held as collateral securities lending)	3,010,197
2,004,128		Suntrust Bank, 5.265%, 9/14/2007 (held as collateral for securities lending)	2,004,128

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares		Value
2,005,022	Bank of Ireland, 5.320%, 2/12/2009 (held as collateral for securities lending)	2,005,022
3,007,073	Calyon New York, 5.305%, 2/13/2009 (held as collateral for securities lending)	3,007,073
2,492,624	Fortis Bank Yankee, 5.270%, 10/15/2007 (held as collateral for securities lending)	2,492,624
3,003,016	Credit Industriel et Commercial New York, 5.29%, 3/20/2008 held as collateral for securities lending)	3,003,016
2,502,585	Societe Generale Yankee, 5.265%, 9/21/2007 (held as collateral for securities lending)	2,502,585
2,000,298	Dexia Bank Yankee, 5.278%, 1/25/2008 (held as collateral for securities lending)	2,000,298
2,012,577	Washington Mutual Bank, 5.390%, 4/18/2008 (held as collateral for securities lending)	2,012,577
3,017,749	Deutsche Bank AG Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	3,017,749
1,000,248	Suntrust Bank, 5.36%, 1/29/2010 (held as collateral for securities lending)	1,000,248

	Total Certificates of Deposit (identified cost $30,070,378)	30,070,378

	Total Investments - 121.9% (identified cost $373,168,903)	$435,232,850

	Other Assets and Liabilities - net - (21.9)%	(78,377,744)

	Total Net Assets - 100.0%	$356,855,106

Call Options Written
February 28, 2007
Number of Contracts	Common Stocks/ Expiration Date/ Exercise Price
800	AMR Corporation/ May/ 40.00	88,000
200	Precision Castparts/ June/ 85.00	292,000
200	Precision Castparts/ June/ 80.00	214,000

	Total Call Options Written (Premiums Received $518,414)	$594,000

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
Common Stocks - 98.0%
			Basic Materials - 4.3%
			Iron/Steel - 0.6%
40,000	(2)		Nucor Corporation	2,434,800
			Mining - 3.7%
220,000	(2)		Barrick Gold Corporation	6,580,200
200,000			Newmont Mining Corporation	9,014,000

			Total	15,594,200

			Total Basic Materials	18,029,000

			Communications - 6.9%
			Internet - 1.5%
14,000	(1)		Google, Inc.	6,292,300
			Media - 0.6%
90,000	(1	)(2)	Comcast Corporation (Special Class A)	2,290,500
			Telecommunications - 4.8%
600,000	(1)		Cisco Systems, Inc.	15,564,000
80,000			Motorola, Inc.	1,481,600
80,000			QUALCOMM Incorporated	3,224,008

			Total	20,269,608

			Total Communications	28,852,408

			Consumer Products - 16.2%
			Agriculture - 3.4%
150,000			Altria Group, Inc.	12,642,000
50,000	(2)		Archer Daniels Midland Company	1,719,000

			Total	14,361,000

			Beverages - 2.0%
130,000			PepsiCo, Inc.	8,209,500
			Biotechnology - 3.5%
60,000	(1)		Amgen, Inc.	3,855,600
30,000	(1	)(2)	Celgene Corporation	1,599,000
60,000	(1	)(2)	Genentech, Inc.	5,062,200
70,000	(1)		Genzyme Corporation	4,326,000

			Total	14,842,800

			Cosmetics/Personal Care - 2.7%
180,000			The Procter & Gamble Company	11,428,200
			Retail - 4.6%
60,000	(2)		CVS Corporation	1,884,600
200,000			Lowe’s Companies, Inc.	6,512,000
30,000	(1	)(2)	Starbucks Corporation	927,000
20,000			Target Corporation	1,230,600
120,000			The Home Depot, Inc.	4,752,000
80,000			Wal-Mart Stores, Inc.	3,864,000

			Total	19,170,200

			Total Consumer Products	68,011,700

			Energy - 22.1%
			Oil & Gas - 10.3%
280,000			Exxon Mobil Corporation	20,070,400

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
30,000			Chevron Corporation	2,058,300
20,000			Noble Corporation	1,404,400
70,000	(2)		Noble Energy, Inc.	4,029,900
40,000	(2)		Sunoco, Inc.	2,580,800
60,000	(1)		Transocean, Inc.	4,600,800
160,000	(2)		XTO Energy, Inc.	8,265,600

			Total	43,010,200

			Oil & Gas Services - 11.8%
130,000	(2)		Baker Hughes Incorporated	8,464,300
260,000			BJ Services Company	6,965,400
80,000	(1)		FMC Technologies, Inc.	5,262,400
140,000			Halliburton Company	4,323,200
50,000	(1	)(2)	Oceaneering International, Inc.	1,972,000
260,000			Schlumberger Limited	16,328,000
152,000	(2)		Smith International, Inc.	6,232,000

			Total	49,547,300

			Total Energy	92,557,500

			Financials - 8.0%
			Banks - 1.0%
80,000			Bank of America Corporation	4,069,600
			Diversified Financial Services - 4.4%
100,000			American Express Company	5,687,000
100,000			Ameriprise Financial, Inc.	5,846,000
60,000			Citigroup, Inc.	3,024,000
1,000			Chicago Mercantile Exchange Holdings, Inc.	539,130
14,000	(1	)(2)	NYSE Group, Inc.	1,188,600
10,000			The Goldman Sachs Group, Inc.	2,016,000

			Total	18,300,730

			Insurance - 2.6%
160,000			American International Group, Inc.	10,736,000

			Total Financials	33,106,330

			Healthcare - 17.3%
			Healthcare Products - 5.9%
292,000			Johnson & Johnson	18,410,600
100,000	(2)		Medtronic, Inc.	5,036,000
30,000	(1)		St. Jude Medical, Inc.	1,189,500

			Total	24,636,100

			Healthcare Services - 5.8%
100,000	(1)		Coventry Health Care, Inc.	5,442,000
60,000	(2)		Quest Diagnostics Incorporated	3,061,200
200,000			UnitedHealth Group Incorporated	10,440,000
70,000	(1)		WellPoint, Inc.	5,557,300

			Total	24,500,500

			Pharmaceuticals - 5.6%
100,000			Abbott Laboratories	5,462,000
24,000			Allergan, Inc.	2,681,040
40,000	(1)		Gilead Sciences, Inc.	2,862,400
280,000			Pfizer, Inc.	6,988,800

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
110,000			Wyeth	5,381,200

			Total	23,375,440

			Total Healthcare	72,512,040

			Industrials - 9.0%
			Aerospace/Defense - 1.9%
120,000			United Technologies Corporation	7,875,600
			Electrical Components & Equipment - 1.4%
140,000			Emerson Electric Co.	6,032,600
			Machinery-Construction & Mining - 1.5%
100,000	(2)		Caterpillar, Inc.	6,442,000
			Miscellaneous Manufacturing - 2.8%
340,000			General Electric Company	11,872,800
			Transportation - 1.4%
12,000			Burlington Northern Santa Fe Corporation	950,280
70,000	(2)		United Parcel Service, Inc.	4,913,300

			Total	5,863,580

			Total Industrials	38,086,580

			Technology - 13.4%
			Computers - 4.4%
20,000	(1)		Apple Computer, Inc.	1,692,200
32,000	(1)		Cognizant Technology Solutions Corporation	2,886,400
120,000	(1)		EMC Corporation	1,674,000
110,000			International Business Machines Corporation	10,231,100
50,000	(1	)(2)	Network Appliance, Inc.	1,933,500

			Total	18,417,200

			Semiconductors - 5.7%
400,000			Applied Materials, Inc.	7,428,000
200,000			Intel Corporation	3,972,000
108,000			KLA-Tencor Corporation	5,587,920
80,000	(1	)(2)	Lam Research Corporation	3,572,800
100,000	(2)		Texas Instruments Incorporated	3,096,000

			Total	23,656,720

			Software - 3.3%
40,000	(1	)(2)	Citrix Systems, Inc.	1,288,000
160,000			Microsoft Corporation	4,507,200
500,000	(1)		Oracle Corporation	8,215,000

			Total	14,010,200

			Total Technology	56,084,120

			Utilities - 0.8%
			Electric - 0.8%
50,000	(1)		TXU Corp.	3,307,500

			Total Common Stocks (identified cost $322,771,451)	$410,547,178

Short-Term Investments - 7.4%
26,100,700			Bank of New York Institutional Cash Reserves
			Fund (held as collateral for securities lending)	26,100,700
2,403,595			Fidelity Institutional Money Market Portfolio	2,403,595

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares		Value
2,403,596	Lehman Brothers Prime Money Fund	2,403,596

	Total Mutual Funds (identified cost $30,907,891)	$30,907,891

Certificates of Deposit - 5.6%
2,005,022	Bank of Ireland, 5.320%, 2/12/2009 (held as collateral for securities lending)	2,005,022
2,004,716	Calyon New York, 5.305%, 2/13/2009 (held as collateral for securities lending)	2,004,716
2,002,010	Credit Industriel et Commercial New York, 5.290%, 3/20/2008 (held as collateral for securities lending)	2,002,010
3,017,750	Deutsche Bank Ag Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	3,017,750
2,000,298	Dexia Bank Yankee, 5.278%, 1/25/2008 (held as collateral for securities lending)	2,000,298
1,994,099	Fortis Bank Yankee, 5.270%, 10/15/2007 (held as collateral for securities lending)	1,994,099
2,508,497	Nordea Bank Finland New York, 5.320%, 2/6/2009 (held as collateral for securities lending)	2,508,497
2,502,585	Societe Generale Yankee, 5.265%, 9/21/2007 (held as collateral for securities lending)	2,502,585
2,004,128	SunTrust Bank, 5.265%, 9/14/2007 (held as collateral for securities lending)	2,004,128
2,007,619	Unicredito Italiano Yankee, 5.310%, 5/2/2008 (held as collateral for securities lending)	2,007,619
1,509,433	Washington Mutual Bank, 5.390%, 4/18/2008 (held as collateral for securities lending)	1,509,433

	Total Certificates of Deposit (identified cost $23,556,157)	$23,556,157

	Total Investments - 111.0% (identified cost $377,235,499)	$465,011,226

	Other Assets and Liabilities - net - (11.0)%	(46,025,015)

	Total Net Assets - 100.0%	$418,986,211

Call Options Written
February 28, 2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price
400	American Express Company/April/57.5	58,000
1,000	Cisco Systems, Inc./April/27.5	40,000
800	Lam Research Corporation/June/55	96,000

	Total Call Options Written (Premiums Received $425,387)	$194,000

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares	Value

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
Common Stocks - 99.2%
			Basic Materials - 1.0%
			Chemicals - 1.0%
	10,000		Air Products and Chemicals, Inc.	748,200

			Total Basic Materials	748,200

			Communications - 11.7%
			Media - 2.4%
	15,000		Meredith Corporation	877,050
	25,000		The Walt Disney Company	856,500

			Total	1,733,550

			Telecommunications - 9.3%
	45,000		AT&T, Inc.	1,656,000
	60,000	(1)	Cisco Systems, Inc.	1,556,400
	80,000	(1)	Corning Incorporated	1,650,400
	300,000	(1)	Level 3 Communications, Inc.	1,971,000

			Total	6,833,800

			Total Communications	8,567,350

			Consumer Products - 11.2%
			Agriculture - 3.4%
	30,000		Altria Group, Inc.	2,528,400
			Apparel - 3.6%
	30,000	(1)	Coach, Inc.	1,416,000
	15,000		V. F. Corporation	1,197,150

			Total	2,613,150

			Beverages - 0.9%
	10,000		PepsiCo, Inc.	631,500
			Retail - 3.3%
	20,000		J. C. Penney Company, Inc.	1,622,200
	15,000		Nordstrom, Inc.	796,350

			Total	2,418,550

			Total Consumer Products	8,191,600

			Energy - 9.1%
			Oil & Gas - 7.8%
	15,000		Anadarko Petroleum Corporation	603,450
	10,000		Chevron Corporation	686,100
	25,000		Exxon Mobil Corporation	1,792,000
	10,000		Marathon Oil Corporation	907,400
	30,000		Valero Energy Corporation	1,729,500

			Total	5,718,450

			Oil & Gas Services - 1.3%
	15,000		Baker Hughes Incorporated	976,650

			Total Energy	6,695,100

			Financials - 28.7%
			Banks - 10.2%
	45,000		Bank of America Corporation	2,289,150

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
	10,000		Capital One Financial Corporation	770,800
	36,600		Mellon Financial Corporation	1,589,539
	20,000		National City Corporation	757,000
	60,400		Wells Fargo & Company	2,095,880

			Total	7,502,369

			Diversified Financial Services - 8.2%
	60,000		JPMorgan Chase & Co.	2,964,000
	10,000		Legg Mason, Inc.	1,027,400
	10,000		The Goldman Sachs Group, Inc.	2,016,000

			Total	6,007,400

			Insurance - 10.3%
	20,000		ACE Limited	1,123,200
	35,000		Genworth Financial, Inc.	1,237,950
	30,000		Loews Corporation	1,303,200
	50,000		MetLife, Inc.	3,157,500
	15,000		The Chubb Corporation	765,750

			Total	7,587,600

			Total Financials	21,097,369

			Healthcare - 12.1%
			Health Care Services - 7.6%
	20,000	(1)	Coventry Health Care, Inc.	1,088,400
	30,000	(1)	Laboratory Corporation of America Holdings	2,392,500
	25,000		UnitedHealth Group Incorporated	1,305,000
	10,000	(1)	WellPoint, Inc.	793,900

			Total	5,579,800

			Pharmaceuticals - 4.5%
	25,000	(1)	Gilead Sciences, Inc.	1,789,000
	15,000	(1)	Medco Health Solutions, Inc.	1,014,150
	20,000		Pfizer, Inc.	499,200

			Total	3,302,350

			Total Healthcare	8,882,150

			Industrials - 14.7%
			Aerospace/Defense - 7.0%
	7,000		Northrop Grumman Corporation	502,950
	25,000		Raytheon Company	1,338,750
	25,000		Rockwell Collins, Inc.	1,637,000
	25,000		United Technologies Corporation	1,640,750

			Total	5,119,450

			Electronics - 2.4%
	35,000		PerkinElmer, Inc.	829,500
	20,000	(1)	Thermo Fisher Scientific, Inc.	905,400

			Total	1,734,900

			Miscellaneous Manufacturing - 2.6%
	40,000		General Electric Company	1,396,800
	10,000		Illinois Tool Works, Inc.	517,000

			Total	1,913,800

			Transportation - 2.7%
	25,000		Burlington Northern Santa Fe Corporation	1,979,750

			Total Industrials	10,747,900

			Technology - 8.8%
			Computers - 3.6%
	10,000	(1)	Apple Inc.	846,100

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
	45,000		Hewlett-Packard Company	1,772,100

			Total	2,618,200

			Semiconductors - 1.1%
	15,000		KLA-Tencor Corporation	776,100
			Software - 4.1%
	20,000		Fidelity National Information Services, Inc.	919,000
	75,000		Microsoft Corporation	2,112,750

			Total	3,031,750

			Total Technology	6,426,050

			Utilities - 1.9%
			Electric - 1.9%
	30,000	(1)	Allegheny Energy, Inc.	1,417,200

			Total Common Stocks (identified cost $58,502,792)	$72,772,919

Short-Term Investments - 0.8%
	282,186		Fidelity Institutional Money Market Portfolio	282,186
	282,187		Lehman Brothers Prime Money Fund	282,186

			Total Mutual Funds (identified cost $564,373)	$564,372

			Total Investments - 100.0% (identified cost $59,067,165)	$73,337,291

			Other Assets and Liabilities - net - 0.0%	$31,584

			Total Net Assets - 100.0%	$73,368,875

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
Common Stocks - 96.4%
			Basic Materials - 4.7%
			Chemicals - 2.6%
	48,600		Airgas, Inc.	2,005,722

			Mining - 2.1%
	49,800		Compass Minerals International, Inc.	1,626,966

			Total Basic Materials	3,632,688

			Communications - 12.8%
			Advertising - 3.9%
	118,600	(1)(2)	The Interpublic Group of Companies, Inc.	1,493,174

	15,100		Omnicom Group, Inc.	1,564,511

			Total	3,057,685

			Media - 3.1%
	82,400	(2)	Tribune Company	2,474,472

			Telecommunications - 5.8%
	43,100	(1)(2)	Anixter International, Inc.	2,672,200
	43,200		Commonwealth Telephone Enterprises, Inc.	1,845,504

			Total	4,517,704

			Total Communications	10,049,861

			Consumer Products - 26.9%
			Apparel - 2.9%
	78,100	(1)	Hanesbrands, Inc.	2,234,441

			Commercial Services - 8.7%
	61,700		Accenture, Ltd.	2,202,690
	51,400	(2)	Equifax, Inc.	1,990,208
	86,000	(1)(2)	Hewitt Associates, Inc.	2,581,720
			Total	6,774,618

			Distribution/Wholesale - 2.0%
	20,200		W.W. Grainger, Inc.	1,558,430

			Food - 5.1%
	44,500		H. J. Heinz Company	2,041,215
	39,800		The J.M. Smucker Company	1,974,080

			Total	4,015,295

			Leisure Time - 2.2%
	42,900		Royal Caribbean Cruises, Ltd.	1,738,737
			Lodging - 2.6%
	24,264		Harrah’s Entertainment, Inc.	2,050,065

			Office Furnishings - 1.5%
	59,300	(2)	Steelcase, Inc.	1,151,606

			Retail - 1.9%
	47,300	(2)	CVS Corporation	1,485,693

			Total Consumer Products	21,008,885

			Energy - 1.7%
			Oil & Gas Services - 1.7%
	19,600	(1)(2)	Universal Compression Holdings, Inc.	1,312,220

			Total Energy	1,312,220

			Financials - 26.0%
			Banks - 4.9%
	48,000		Marshall & Ilsley Corporation	2,281,441

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares				Value
	88,000		Popular, Inc.	1,540,880

			Total	3,822,321

			Diversified Financial Services - 9.3%
	16,600	(1)(2)	Affiliated Managers Group, Inc.	1,884,100
	22,000		Legg Mason, Inc.	2,260,280
	9,200	(2)	The Student Loan Corporation	1,761,892
	29,400	(2)	T. Rowe Price Group, Inc.	1,368,864

			Total	7,275,136

			Insurance - 11.8%
	78,000		Assured Guaranty Ltd.	2,207,400
	54,000	(2)	Aon Corporation	2,033,100
	31,400	(2)	MBIA Inc.	2,087,158
	6,073	(1)	Markel Corporation	2,908,056

			Total	9,235,714

			Total Financials	20,333,171

			Healthcare - 7.1%
			Healthcare Products - 2.6%
	45,000	(2)	The Cooper Companies, Inc.	2,065,050

			Healthcare Services - 2.5%
	49,600	(1)	Lincare Holdings, Inc.	1,936,880

			Pharmaceuticals - 2.0%
	38,100		Omnicare, Inc.	1,582,674

			Total Healthcare	5,584,604

			Industrials - 9.1%
			Environmental Control - 2.9%
	53,900		Republic Services, Inc.	2,267,573

			Hand/Machine Tools - 2.8%
	26,000		The Black & Decker Corporation	2,191,020

			Miscellaneous Manufacturing - 3.4%
	44,600		The Brink’s Company	2,641,658

			Total Industrials	7,100,251

			Technology - 5.5%
			Software - 5.5%
	22,900	(1)	The Dun & Bradstreet Corporation	2,021,612
	80,700		IMS Health Incorporated	2,330,616

			Total Technology	4,352,228

			Utilities - 2.6%
			Electric - 2.6%
	66,700	(1)(2)	DPL, Inc.	2,012,339

			Total Utilities	2,012,339

	1,786,037		Total Common Stocks (identified cost $58,726,276)	$75,386,247

Short-Term Investments - 31.1%
	21,541,355		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	21,541,355
	1,386,067		Fidelity Institutional Money Market Portfolio	1,386,067
	1,386,067		Lehman Brothers Institutional Prime Money Fund	1,386,067

			Total Short-Term Investments (identified cost $24,313,490)	$24,313,489

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares		Value
	Total Investments - 127.5% (identified cost $83,039,766)	$99,699,736

	Other Assets and Liabilities - net - (27.5)%	(21,520,133)

	Total Net Assets - 100.0%	$78,179,603

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
Common Stocks - 94.3%
		Basic Materials - 8.8%
		Chemicals - 3.3%
140,000		Monsanto Company	7,376,600
		Iron/ Steel - 1.5%
55,000		Nucor Corporation	3,347,850
		Mining - 4.0%
25,000		Phelps Dodge Corporation	3,122,750
50,000		Vulcan Materials Company	5,824,500

		Total	8,947,250

		Total Basic Materials	19,671,700

		Communications - 8.6%
		Telecommunications - 8.6%
15,000		CenturyTel, Inc.	671,250
50,000		Embarq Corporation	2,767,500
250,000		AT&T, Inc.	9,200,000
180,000		Verizon Communications, Inc.	6,737,400

		Total	19,376,150

		Total Communications	19,376,150

		Consumer Products - 14.9%
		Agriculture - 6.4%
120,000		Altria Group, Inc.	10,113,600
70,000		Reynolds American, Inc.	4,273,500

		Total	14,387,100

		Auto Manufacturers - 1.8%
30,000		Toyota Motor Corporation	4,005,000
		Healthcare Services - 1.1%
30,000	(1)	WellPoint, Inc.	2,381,700
		Pharmaceuticals - 3.4%
40,000	(1)	Medco Health Solutions	2,704,400
200,000		Pfizer, Inc.	4,992,000

		Total	7,696,400

		Retail - 2.2%
50,000		Costco Wholesale Corporation	2,794,500
40,000		Nordstrom, Inc.	2,123,600

		Total	4,918,100

		Total Consumer Products	33,388,300

		Energy - 10.3%
		Coal - 1.1%
60,000		Peabody Energy Corporation	2,424,000
		Oil & Gas - 8.0%
35,000		ConocoPhillips	2,289,700
50,000		Chevron Corporation	3,430,500
110,000		Hess Corporation	5,835,500
50,000		Valero Energy Corporation	2,882,500
50,000		Exxon Mobil Corporation	3,584,000

		Total	18,022,200

		Pipelines - 1.2%
100,000		The Williams Companies, Inc.	2,697,000

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
		Total Energy	23,143,200

		Financials - 33.1%
		Banks - 10.8%
151,000		Bank Of America Corporation	7,681,370
100,000		National City Corporation	3,785,000
100,000		U.S. Bancorp	3,566,000
75,000		Wachovia Corporation	4,152,750
150,000		Wells Fargo & Company	5,205,000

		Total	24,390,120

		Diversified Financial Services - 12.5%
25,000		The Bear Stearns Companies, Inc.	3,806,000
110,000		Citigroup, Inc.	5,544,000
45,000		The Goldman Sachs Group, Inc.	9,072,000
100,000		Lehman Brothers Holdings Inc.	7,330,000
30,000		Morgan Stanley	2,247,600

		Total	27,999,600

		Insurance - 9.8%
75,000		ACE Limited	4,212,000
100,000		The Chubb Corporation	5,105,000
150,000		Loews Corporation	6,516,000
100,000		Principal Financial Group, Inc.	6,089,000

		Total	21,922,000

		Total Financials	74,311,720

		Industrials - 6.9%
		Aerospace/ Defense - 1.2%
50,000		Raytheon Company	2,677,500
		Building Materials - 1.0%
50,000		Eagle Materials, Inc.	2,316,000
		Electronics - 1.0%
50,000	(1)	Thermo Fisher Scientific, Inc.	2,263,500
		Manufacturing - 2.3%
150,000		General Electric Company	5,238,000
		Transportation - 1.4%
40,000		Burlington Northern Santa Fe Corporation	3,167,600

		Total Industrials	15,662,600

		Technology - 7.7%
		Computers - 1.9%
80,000		Hewlett-Packard Company	3,150,400
200,000	(1)	Sun Microsystems, Inc.	1,226,000

		Total	4,376,400

		Semiconductors - 4.2%
300,000		Applied Materials, Inc.	5,571,000
200,000		Intel Corporation	3,972,000

		Total	9,543,000

		Software - 1.6%
125,000		Microsoft Corporation	3,521,250

		Total Technology	17,440,650

		Utilities - 4.0%
		Electric - 4.0%

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
75,000	(1)	Allegheny Energy, Inc.	3,543,000
65,000		Pinnacle West Capital Corporation	3,082,300
100,000		Xcel Energy, Inc.	2,363,000

		Total	8,988,300

		Total Utilities	8,988,300

		Total Common Stocks
		(identified cost $168,650,198)	$211,982,620

Short-Term Investments - 5.6%
6,273,674		Fidelity Institutional Money Market Fund	6,273,674
6,273,674		Lehman Brothers Institutional Prime Money Market Fund	6,273,674
		Total Short-Term Investments (identified cost $12,547,348)	$12,547,348

		Total Investments - 99.9% (identified cost $181,197,546)	$224,529,968

		Other Assets and Liabilities - net - 0.1%	268,011

		Total Net Assets - 100.0%	$224,797,979

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
Common Stocks - 66.3%
		Basic Materials - 5.1%
		Iron/Steel - 0.4%
8,000	(2)	United States Steel Corporation	708,960
		Mining - 4.7%
100,000		Barrick Gold Corporation	2,991,000
30,000		Agnico-Eagle Mines Limited	1,179,900
70,000		Newmont Mining Corporation	3,154,900
4,000	(2)	Vulcan Materials Company	465,960

		Total	7,791,760

		Total Basic Materials	8,500,720

		Communications - 4.7%
		Internet - 1.7%
5,000	(1)	Google Inc.	2,247,250
40,000	(1)	Symantec Corporation	684,000

		Total	2,931,250

		Media - 0.5%
30,000	(1)	Comcast Corporation (Special Class A)	763,500
		Telecommunications - 2.5%
70,000	(1)	Cisco Systems, Inc.	1,815,800
40,000		Motorola, Inc.	740,800
24,000		QUALCOMM Incorporated	967,202
16,000		Verizon Communications, Inc.	598,880

		Total	4,122,682

		Total Communications	7,817,432

		Consumer Products - 17.6%
		Agriculture - 2.3%
40,000		Altria Group, Inc.	3,371,200
8,000		UST, Inc.	464,480

		Total	3,835,680

		Airlines - 0.6%
40,000		SkyWest, Inc.	1,022,000
		Beverages - 0.7%
20,000		PepsiCo, Inc.	1,263,000
		Biotechnology - 2.3%
14,000	(1)	Amgen, Inc.	899,640
20,000	(1)	Genentech, Inc.	1,687,400
20,000	(1)	Genzyme Corporation	1,236,000

		Total	3,823,040

		Cosmetics/ Personal Care - 0.9%
24,000		The Procter & Gamble Company	1,523,760
		Healthcare Products - 2.5%
40,000		Johnson & Johnson	2,522,000
34,000		Medtronic, Inc.	1,712,240

		Total	4,234,240

		Healthcare Services - 1.9%
24,000	(1)	Coventry Health Care, Inc.	1,306,080
14,000		UnitedHealth Group Incorporated	730,800
14,000	(1)	WellPoint, Inc.	1,111,460

		Total	3,148,340

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
		Pharmaceuticals - 2.8%
30,000		Abbott Laboratories	1,638,600
12,000		Allergan, Inc.	1,340,520
12,000	(1)	Gilead Sciences, Inc.	858,720
15,000		Eli Lilly and Company	789,600

		Total	4,627,440

		Retail - 3.6%
30,000		The Home Depot, Inc.	1,188,000
100,000		Lowe’s Companies, Inc.	3,256,000
14,000	(1)	Starbucks Corporation	432,600
24,000		Wal-Mart Stores, Inc.	1,159,200

		Total	6,035,800

		Total Consumer Products	29,513,300

		Energy - 15.2%
		Coal - 0.4%
24,000		Arch Coal, Inc.	747,360
		Oil & Gas - 8.1%
42,000		Devon Energy Corporation	2,759,820
80,000		Exxon Mobil Corporation	5,734,400
32,000		Occidental Petroleum Corporation	1,477,760
32,000		Sunoco, Inc.	2,064,640
28,000		XTO Energy, Inc.	1,446,480

		Total	13,483,100

		Oil and Gas Services - 6.7%
48,000		BJ Services Company	1,285,920
32,000		Halliburton Company	988,160
56,000	(1)	Oceaneering International, Inc.	2,208,640
40,000		Smith International, Inc.	1,640,000
80,000		Schlumberger Limited	5,024,000

		Total	11,146,720

		Total Energy	25,377,180

		Financials - 10.0%
		Banks -3.6%
52,000		Bank of America Corporation	2,645,240
24,000		Wachovia Corporation	1,328,880
58,000		Wells Fargo & Company	2,012,600

		Total	5,986,720

		Diversified Financial Services - 3.9%
16,000		Ameriprise Financial, Inc.	935,360
32,000		American Express Company	1,819,840
60,000		Citigroup, Inc.	3,024,000
10,000		Lehman Brothers Holdings Inc.	733,000

		Total	6,512,200

		Insurance - 2.5%
40,000		Aflac Incorporated	1,888,000
34,000		American International Group, Inc.	2,281,400

		Total	4,169,400

		Total Financials	16,668,320

		Industrials - 7.5%
		Aerospace/Defense - 0.9%

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
24,000		United Technologies Corporation	1,575,120
		Electronics - 0.5%
30,000	(1)	Jabil Circuit, Inc.	801,600
		Engineering and Construction - 0.8%
14,000	(1)	Jacobs Engineering Group, Inc.	1,264,760
		Machinery - 2.7%
30,000		Caterpillar, Inc.	1,932,600
24,000		Deere & Company	2,602,080

		Total	4,534,680

		Manufacturing - 2.1%
100,000		General Electric Company	3,492,000
		Transportation - 0.5%
6,000		Burlington Northern Santa Fe Corporation	475,140
4,000		Union Pacific Corporation	394,520

		Total	869,660

		Total Industrials	12,537,820

		Technology - 5.8%
		Computers - 1.7%
26,000		Hewlett-Packard Company	1,023,880
20,000		International Business Machines Corporation	1,860,200

		Total	2,884,080

		Semiconductors - 3.4%
100,000		Applied Materials, Inc.	1,857,000
40,000		Intel Corporation	794,400
20,000		KLA-Tencor Corporation	1,034,800
30,000	(1)	Lam Research Corporation	1,339,800
20,000		Texas Instruments Incorporated	619,200

		Total	5,645,200

		Software - 0.7%
70,000	(1)	Oracle Corporation	1,150,100

		Total Technology	9,679,380

		Utilities - 0.4%
		Electric - 0.4%
10,000	(1)	TXU Corp.	661,500

		Total Utilities	661,500

		Total Common Stocks (identified cost $81,551,701)	110,755,652

Principal Amount			Value
Corporate Bonds		- 11.3%
		Consumer Staples - 0.6%
		Personal Products - 0.6%
1,000,000		The Procter & Gamble Company, 4.750%, 6/15/2007	999,059

		Energy - 0.3%
		Oil & Gas - 0.3%
500,000		ConocoPhillips, 4.750%, 10/15/2012	494,557

		Financials - 3.8%
		Diversified Financial Services - 2.9%
1,000,000		Bank of America Corp., 6.375%, 2/15/2008	1,008,179

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares		Value
1,000,000	Caterpillar Financial Services, 3.700%, 8/15/2008	979,592
1,000,000	General Electric Company, 5.5%, 11/15/2011	1,006,031
1,000,000	International Lease Finance, 5.320%, 12/9/2007	998,148
1,000,000	John Deere Capital Corp., 4.875%, 3/16/2009	996,057

	Total	4,988,007

	Investment Services - 0.9%
500,000	Goldman Sachs Group, Inc., 4.125%, 1/15/2008	495,568
1,000,000	Merrill Lynch, 3.375%, 9/14/2007	989,898

	Total	1,485,466

	Total Financials	6,473,473

	Food - 0.6%
1,000,000	Kraft Foods, Inc., 4.125%, 11/12/2009	975,286

	Healthcare - 1.2%
	Pharmaceuticals - 1.2%
1,000,000	Abbott Laboratories, Note, 3.500%, 2/17/2009	973,758
1,000,000	Pfizer, Inc., Note, 2.500%, 3/15/2007	999,206

	Total Healthcare	1,972,964

	Industrials - 0.6%
	Industrial Conglomerates - 0.6%
1,000,000	United Technologies Corp., 4.375%, 5/1/2010	981,833

	Total Industrials	981,833

	Information Technology - 0.9%
	Computers & Peripherals - 0.9%
1,500,000	Hewlett-Packard Co., 5.500%, 7/1/2007	1,500,655

	Total Information Technology	1,500,655

	Materials - 0.9%
	Chemicals - 0.6%
1,000,000	E.I. DuPont De Nemours, 3.375%, 11/15/2007	986,863
	Metals & Mining - 0.3%
500,000	Alcoa, Inc., 4.250%, 8/15/2007	496,645

	Total Materials	1,483,508

	Services - 0.9%
	Retail - 0.9%
1,000,000	The Home Depot, Inc., 5.2%, 3/1/2011	1,002,132
500,000	Wal-Mart Stores, Inc., 4.375%, 7/12/2007	498,635

	Total Services	1,500,767

	Telecommunication Services - 0.9%
	Diversified Telecommunication Services - 0.9%
1,000,000	Ameritech Capital, 6.150%, 1/15/2008	1,006,527
500,000	Verizon Global Funding Corp., 4.000%, 1/15/2008	495,175

	Total Telecommunication Services	1,501,702

	Utilities - 0.6%
	Electric Utilities - 0.6%
1,000,000	Duke Energy, 4.200%, 10/1/2008	986,030

	Total Utilities	986,030

	Total Corporate Bonds (identified cost $18,920,607)	18,869,834

Government & Agency Securities - 6.9%
	Federal Home Loan Bank - 3.0%

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares			Value
1,000,000		5.000%, 11/1/2010	993,173
1,000,000		6.210%, 6/2/2009	1,028,929
2,000,000		5.450%, 9/2/2011	2,003,704
1,000,000		4.750%, 1/19/2016	991,894

		Total Federal Home Loan Bank	5,017,700

		Federal National Mortgage Association - 3.9%
2,000,000	(3)	4.250%, 5/15/2009	1,976,226
1,000,000	(3)	4.625%, 10/15/2013	989,042
1,000,000	(3)	6.000%, 5/15/2008	1,012,034
1,000,000	(3)	5.625%, 8/22/2011	1,004,622
1,500,000	(3)	4.250%, 8/15/2010	1,475,278

		Total Federal National Mortgage Association	6,457,202

		Total Government and Agency Securities (identified cost $11,477,155)	11,474,902

Mortgage-Backed Securities - 3.6%
		Government National Mortgage Association - 3.6%
829,646		5.000%, 2/15/2018	822,802
863,744		5.000%, 2/15/2018	856,619
809,006		5.000%, 3/15/2018	802,331
959,261		5.000%, 5/15/2018	951,347
1,294,016		5.000%, 6/15/2019	1,282,694
1,327,919		5.000%, 8/15/2019	1,316,299
		Total Mortgage-Backed Securities (identified cost $6,252,898)	6,032,092

U.S. Treasury Obligations - 9.6%
		U.S. Treasury Notes - 9.6%
1,000,000		4.375%, 8/15/2012	995,195
2,000,000		4.750%, 5/15/2014	2,025,938
1,000,000	(2)	4.000%, 6/15/2009	987,070
2,000,000		4.500%, 11/15/2015	1,961,796
1,000,000		4.375%, 12/15/2010	995,273
2,000,000		4.500%, 2/15/2016	1,992,422
4,000,000	(2)	4.875%, 8/15/2016	4,092,812
1,000,000	(2)	4.500%, 11/30/2011	999,180
2,000,000	(2)	4.625%, 2/15/2017	2,011,250
		Total U.S. Treasury Obligations (identified cost $16,068,721)	16,060,936

Shares			Value
Exchange Traded Funds - 1.2%
14,000		iShares Silver Trust	1,976,100

		Total Exchange Traded Funds (identified cost $1,748,292)
Short-Term Investments - 12.2%
19,748,826		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	19,748,826
362,688		Fidelity Institutional Money Market Fund	362,688
362,784		Lehman Brothers Institutional Prime Money Market Fund	362,784
Principal		Total Short-Term Investments (identified cost $20,474,298)	20,474,298

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Shares Amount		Value
Certificates of Deposit - 4.8%
1,002,511	Bank of Ireland, 5.320%, 2/12/2009
	(held as collateral for securities lending)	1,002,511
1,002,064	Suntrust Bank, 5.265%, 9/14/2007
	(held as collateral for securities lending)	1,002,064
997,049	Fortis Bank Yankee, 5.270%, 10/15/2007
	(held as collateral for securities lending)	997,049
1,001,005	Credit Industriel et Commerciial New York, 5.290%, 3/20/2008
	(held as collateral for securities lending)	1,001,005
1,001,034	Societe Generale Yankee, 5.265%, 9/21/2007
	(held as collateral for securities lending)	1,001,034
1,001,217	Natexis Banques Populair Yankee, 5.341%, 5/22/2008
	(held as collateral for securities lending)	1,001,217
1,000,149	Dexia Bank Yankee, 5.278%, 1/25/2008
	(held as collateral for securities lending)	1,000,149
1,005,918	Deutsche Bank AG Yankee, 5.360%, 1/22/2008
	(held as collateral for securities lending)	1,005,918
	Total Certificates of Deposit (identified cost $8,010,947)	8,010,947

	Total Investments - 115.9% (identified cost $164,504,620)	193,654,761
	Other Assets and Liabilities - net - (15.9%)	(26,543,641)

	Total Net Assets - 100.0%	167,111,120

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.
(3)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount			Value
Corporate Bonds - 27.7%
		Oil & Gas - 0.9%
2,000,000		Atlantic Richfield Co., 5.900%, 4/15/2009	2,034,620
		Commercial Banks - 5.5%
3,000,000		Bank of America, 7.800%, 2/15/2010	3,226,980
5,000,000		J.P. Morgan Chase & Co., 6.500%, 1/15/2009	5,099,140
2,000,000		J.P. Morgan Chase & Co., 7.000%, 11/15/2009	2,095,724
1,500,000		Northern Trust Co., 7.100%, 8/1/2009	1,564,783
1,000,000		Wachovia Corp., 6.375%, 2/1/2009	1,023,488

		Total	13,010,115

		Consumer Finance - 2.1%
5,000,000		American General Finance, 4.625%, 9/1/2010	4,908,060
		Diversified Financial Services - 3.4%
3,000,000		Residential Capital Corp., 6.000%, 2/22/2011	2,984,325
5,000,000		Residential Capital Corp., 6.500%, 4/17/2013	5,048,325

		Total	8,032,650

		Investment Services - 3.9%
6,000,000		Goldman Sachs Group, Inc., 5.500%, 11/15/2014	6,041,634
3,000,000	(1)	Lehman Brothers Holdings, Inc., 8.250%, 6/15/2007	3,023,979

		Total	9,065,613

		Pharmaceuticals - 2.5%
6,000,000	(1)	Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	5,936,640
		Conglomerates - 1.4%
3,000,000		Honeywell International, 7.500%, 3/1/2010	3,209,247
		Electrical Equipment - 2.2%
5,000,000		Emerson Electric Co., 5.850%, 3/15/2009	5,079,220
		Retail - 1.3%
3,000,000		Home Depot Inc., 5.400%, 3/1/2016	2,964,291
		Special Purpose Entity - 4.1%
6,000,000	(3)	Preferred Term SECS XX-3, Zero Coupon Bond, 3/22/2038	5,730,000
4,000,000	(3)	Preferred Term SECS XXIII, Zero Coupon Bond, 12/22/2036	3,940,000

		Total	9,670,000

		Diversified Telecommunication Services - 0.4%
1,000,000	(1)	Bellsouth Capital Funding, 7.750%, 2/15/2010	1,070,433
		Total Corporate Bonds (identified cost $65,059,510)	64,980,889

Government & Agency Securities - 17.4%
		Federal Farm Credit Bank - 0.4%
1,000,000		4.150%, 4/7/2011	971,953

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount			Value
		Federal Home Loan Bank - 0.8%
800,000		4.000%, 3/30/2012	770,722
1,000,000		7.375%, 2/12/2010	1,069,344

		Total	1,840,066

		Federal Home Loan Mortgage Corporation - 7.6% (2)
7,000,000		5.000%, 6/15/2033	6,807,738
10,000,000	(1)	5.250%, 11/05/2012	9,970,430
1,000,000		7.490%, 4/16/2012	1,002,466

		Total	17,780,634

		Federal National Mortgage Association - 8.6% (2)
		1.430%, 7/25/2019 interest-only strips	149,368
3,313,264		5.000%, 1/1/2020	3,274,201
2,700,000		5.000%, 3/25/2024	2,613,673
7,000,000		5.000%, 7/25/2033	6,794,305
5,000,000		5.625%, 2/28/2012	4,998,605
2,359,287		6.000%, 10/25/2035	2,325,318

		Total	20,155,470

		Total Government & Agency Securities (identified cost $41,572,621)	$40,748,123

Asset-Backed Securities - 7.7%
		Collateralized Debt Obligations (CDO) - 2.1%
5,000,000		Tropic CDO Corp. 2006-5A B2L, 10.100%, 7/15/2036	5,000,000
		Commercial Loans - 0.4%
1,000,000	(3)	Timberstar Trust 2006-1A, 6.208%, 10/15/2036	1,024,470
		Home Equity Loans - 5.2%
2,630,000		American Home Mortgage 2005-1 3M3, 6.820%, 11/25/2035	2,498,395
1,737,000		American Home Mortgage 2005-1 3M4, 7.570%, 11/25/2035	1,307,700
2,000,000		FBR Securitization Trust 2005-2 M10, 7.5700%, 9/25/2035	1,661,062
4,172,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	3,988,165
2,846,000		Soundview Home Equity 2005-CTX1 M10, 7.820%, 11/25/2035	2,616,385

		Total	12,071,707

		Total Asset-Backed Securities (identified cost $18,592,045)	$18,096,177

Mortgage-Backed Securities - 33.4%
		Government National Mortgage Association - 6.2%
6,676,743		5.000%, 6/15/2019	6,618,322
1,686,099		5.500%, 10/15/2017	1,697,817
1,288,140		5.500%, 2/15/2018	1,296,912
1,361,336		5.500%, 2/15/2018	1,370,607

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount			Value
1,838,207		5.500%, 9/15/2019	1,850,008
1,756,474		5.500%, 11/15/2019	1,767,751

		Total	14,601,417

		Collateralized Mortgage Obligations - 27.2%
7,000,000		Countrywide Alternative Loan Trust 2005-6CB, 5.500%, 4/25/2035	6,910,729
4,455,000		DSLA Mortgage Loan Trust, 7.070%, 11/19/2037	4,151,926
1,709,481		Downey Savings & Loan 2004-AR3 2A2A, 5.690%, 7/19/2044	1,715,523
3,110,477		GSR Mortgage Loan Trust 2004-7 2A1, 4.151%, 6/25/2034	3,068,075
2,969,367		Harborview Mortgage Loan Trust 2006-5 B8, 6.770%, 7/19/2047	2,968,476
3,342,158		Harborview Mortgage Loan Trust 2006-5 B9, 7.070%, 7/19/2047	3,256,565
5,800,660		Indymac Index Mortgage Loan Trust 2005-AR12 B5, 7.070%, 7/25/2035	5,394,614
6,306,231		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	6,221,147
4,360,944		Master Mortgage 2005-1 9A1, 5.253%, 1/25/2035	4,312,141
2,481,062		Merrill Lynch 2005-A1 2A1, 4.544%, 12/25/2034	2,462,171
7,000,000	(3)	Mountain View 2006-1A COM, Zero Coupon Bond, 4/15/2019	7,008,750
4,815,372		Residential Accredit Loans 2005-Q02 M3, 6.933%, 9/25/2045	4,841,134
500,000		Residential Funding Mortgage 2004-S9, 5.500%, 12/25/2034	490,686
1,000,000	(3)	Soloso 2005-1A A3L, 6.660%, 10/15/2035	1,009,000
5,364,223		Structured Mortgage 2005-1 5A2, 5.187%, 2/25/2035	5,379,114
3,600,000		Structured Mortgage 2005-10 M7, 6.570%, 6/25/2035	3,501,324
1,000,000		Structured Adjustable Rate Mortgage 2006-3 3A2, 5.750%, 4/25/2036	1,023,169

		Total	63,714,544

		Total Mortgage-Backed Securities (identified cost $78,834,435)	$78,315,961

U.S. Treasury Obligations - 12.5%
		U.S. Treasury Notes - 12.5%
4,000,000	(1)	6.250%, 8/15/2023	4,666,564
4,500,000	(1)	4.250%, 8/15/2015	4,405,428
2,000,000	(1)	4.500%, 2/15/2016	1,992,422
3,000,000	(1)	4.875%, 8/15/2016	3,069,609
3,000,000	(1)	4.750%, 5/15/2014	3,038,907
2,000,000	(1)	4.875%, 4/30/2011	2,026,954
3,000,000	(1)	4.625%, 11/15/2016	3,013,242
2,000,000	(1)	4.500%, 11/30/2011	1,998,360
5,000,000	(1)	4.750%, 12/31/2008	5,007,030
		Total U.S. Treasury Notes (identified cost $29,276,968)	29,218,516

Short-Term Investments - 4.0%
6,969,056		Bank of New York Institutional Cash Reserves Fund (held as
		collateral for securities lending)	6,969,056
1,123,342		Fidelity Institutional Money Market Portfolio	1,123,342
1,123,342		Lehman Brothers Prime Money Fund	1,123,342
		Total Short-Term Investments (identified cost $9,215,740)	$9,215,740

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
Certificates of Deposit - 6.0%
1,505,250	Barclays Bank PLC Yankee, 5.280%, 1/3/2008
	(held as collateral for securities lending)	1,505,250
1,001,005	Credit Industriel et Commercial New York, 5.290%, 3/20/2008
	(held as collateral for securities lending)	1,001,005
1,500,223	Dexia Bank Yankee, 5.278%, 1/25/2008
	(held as collateral for securities lending)	1,500,223
2,011,834	Deutsche Bank Ag Yankee, 5.360%, 1/22/2008
	(held as collateral for securities lending)	2,011,834
1,994,099	Fortis Bank Yankee, 5.270%, 10/15/2007
	(held as collateral for securities lending)	1,994,099
2,002,068	Societe Generale Yankee, 5.265%, 9/21/2007
	(held as collateral for securities lending)	2,002,068
2,004,128	Suntrust Bank, 5.265%, 9/14/2007
	(held as collateral for securities lending)	2,004,128
1,003,810	Unicredito Italiano Yankee, 5.310%, 5/2/2008
	(held as collateral for securities lending)	1,003,810
1,006,287	Washington Mutual Bank, 5.390%, 4/18/2008
	(held as collateral for securities lending)	1,006,287
	Total Certificates of Deposit (identified cost $14,028,704)	$14,028,704

	Total Investments - 108.7% (identified cost $256,580,023)	254,604,110

	Other Assets and Liabilities - net - (8.7)%	(20,307,547)

	Total Net Assets - 100.0%	234,296,563

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institution buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount			Value
Corporate Bonds - 4.1%
		Diversified Financial Services - 3.1%
1,500,000		Residential Capital Corp., 6.000%, 02/22/2011	1,492,162

		Retail - 1.0%
500,000		Home Depot Inc., 3.750%, 09/15/2009	484,165

		Total Corporate Bonds (identified cost $2,009,413)	1,976,327

Government & Agency Securities - 22.8%
		Federal Home Loan Bank - 10.2% (2)
5,000,000		4.000%, 3/10/2008	4,950,695
		Federal Home Loan Mortgage Corporation - 9.4% (2)
4,000,000		3.800%, 6/28/2007	3,981,148
607,975		5.000%, 1/15/2016	605,358

		Total	4,586,506

		Federal National Mortgage Association - 3.2% (2)
1,572,858		6.000%, 10/25/2035	1,550,212

		Total Government & Agency Securities (identified cost $11,198,342)	11,087,413

Asset-Backed Securities - 22.0%
		Collateralized Debt Obligations - 2.1%
1,000,000		Tropic CDO Corp., 2006-5A B2L, 10.100%, 7/15/2036	1,000,000
		Home Equity Loans - 19.9%
2,000,000		American Home Mortgage 2005 - 1 3M3, 6.820%, 11/25/2035	1,899,920
575,000		American Home Mortgage 2005 - 1 3M4, 7.570%, 11/25/2035	432,889
1,000,000		FBR Securitization Trust 2005-2 M10, 7.570%, 9/25/2035	830,531
1,650,000	(3)	Ralin 2006 - Q04 N2, 7.628%, 4/25/2046	1,650,000
1,200,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	1,147,123
2,000,000		Soundview Home Equity 2005-CTX1 M10, 7.820%, 11/25/2035	1,838,640
1,921,088		Wells Fargo Mortgage Backed Trust 2005-AR3, 4.187%, 3/25/2035	1,890,412

		Total	9,689,515

		Total Asset-Backed Securities (identified cost of $10,917,554)	10,689,515

Mortgage-Backed Securities - 21.4%
		Collateralized Mortgage Obligations - 21.4%
2,982,996		Credit Suisse First Boston 2003-AR24, 4.024%, 10/25/2033	2,928,951
400,000		Downey Savings & Loan 2006-AR2 M7, 7.070%, 11/19/2037	372,788
539,836		Downey Savings & Loan 2004-AR3 2A2A, 5.690%, 7/19/2044	541,744
933,144		GSR Mortgage Loan Trust 2004-7 2A1, 4.151%, 6/25/2034	920,423
398,706		Harborview Mortgage Loan Trust 2006-5 B8, 6.770%, 7/19/2047	398,587
665,103		Harborview Mortgage Loan Trust 2005-7 1A, 6.196%, 6/19/2045	676,948
1,093,151		Indymac Index Mortgage Loan Trust 2005-AR12 B5, 7.070%, 7/25/2035	1,016,631
1,789,393		Merrill Lynch Mortgage Investors Trust 2005-A1, 4.545%, 12/25/2034	1,775,768
598,678		Residential Accredit Loans 2005-Q02 M3, 6.933%, 9/25/2045	601,882
1,200,000		Structured Mortgage 2005-10 M7, 6.570%, 6/25/2035	1,167,108

		Total Mortgage-Backed Securities (identified cost $10,385,743)	10,400,830

U.S. Treasury Obligations - 27.7%
		U.S. Treasury Notes - 27.7%
1,800,000	(1)	5.750%, 8/15/2010	1,870,664
4,000,000	(1)	4.875%, 4/30/2011	4,053,908
3,000,000	(1)	4.875%, 7/31/2011	3,042,540
2,000,000	(1)	4.875%, 8/15/2009	2,012,968
2,500,000	(1)	4.625%, 10/31/2011	2,510,743

		Total U. S. Treasury Obligations (identified cost $13,353,149)	13,490,823

Short-Term Investments - 12.5%

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
5,093,503	Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	5,093,503
501,763	Fidelity Institutional Money Market Fund	501,763
501,763	Lehman Brothers Money Market Fund	501,763

	Total Short-Term Investments (identified cost $6,097,029)	6,097,029

Certificates of Deposit - 3.1%
502,958	Deutsche Bank Ag Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	502,958
501,032	Suntrust Bank, 5.265%, 9/14/2007 (held as collateral for securities lending)	501,032
500,517	Societe Generale Yankee, 5.265%, 09/21/2007 (held as collateral for securities lending)	500,517

	Total Certificates of Deposit (identified cost $1,504,507)	1,504,507

	Total Investments - 113.6% (identified cost $55,465,737)	55,246,443

	Other Assets and Liabilities - Net - (13.6)%	(6,595,296)

	Total Net Assets-100%	48,651,147

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds - 98.4%
	Alabama - 19.1%
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.750% (AMBAC INS), 8/15/2014	504,680
430,000	Athens, Alabama , GO UT Warrants, 4.650% (AMBAC INS), 8/1/2011	439,675
250,000	Baldwin County Alabama, Refunding Bonds, 5.200% (FSA LOC), 6/1/2008	253,330
500,000	Decatur, Alabama Water Authority, Revenue Bonds, 4.650% (FSA LOC), 5/1/2010	513,400
275,000	Dothan, Alabama, GO UT Warrants, 6.250%, 9/1/2007	278,550
500,000	Houston County Alabama, GO UT Warrants, 4.950% (AMBAC INS), 10/15/2007	503,935
500,000	Houston County Alabama Board of Education Capital Outlay, Special Tax Warrants, 4.570% (MBIA INS), 12/1/2007	503,370
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.700% (MBIA INS), 6/1/2012	518,760
500,000	Huntsville, Alabama Water Systems, Revenue Bond Warrants, 4.875%, 11/1/2015	514,440
500,000	Limestone County Alabama Water Authority, 4.700% (AMBAC INS), 12/1/2009	512,360
250,000	Mobile, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 2/15/2010	260,933
500,000	Montgomery, Alabama, GO UT Warrants (Series A), 5.100%, 10/1/2008	510,495
250,000	Oxford, Alabama, GO UT Warrants, 5.100% (AMBAC INS), 5/1/2008	255,548
250,000	Oxford, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 5/1/2010	255,585
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.400% (MBIA INS), 8/1/2012	507,395
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.500% (AMBAC INS), 2/1/2009	253,547
500,000	Shelby County Alabama Board of Education, GO LTD, 4.750%, 2/1/2013	513,490
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.250% (AMBAC INS), 6/1/2011	266,785
1,000,000	Tuscaloosa, Alabama, GO UT Warrants, 4.500%, 2/15/2013	1,034,000
245,000	Tuscaloosa, Alabama City Board of Education, Warrants, 4.550%, 2/15/2010	245,169
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	521,605
250,000	University of North Alabama, Revenue Bonds (Series A), 4.650% (FSA LOC), 11/1/2007	251,625

	Total	9,418,677

	Arkansas - 2.6%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.000% (AMBAC INS), 12/1/2011	253,765
1,000,000	Little Rock, Arkansas, GO LTD, 4.000% (FSA LOC), 4/1/2014	1,019,120

	Total	1,272,885

	California - 2.4%
1,000,000	California State, GO UT, 6.000%, 2/1/2016	1,173,110

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Colorado - 2.2%
85,000	Lower Colorado River Authority, Prerefunded, Revenue Bonds, 5.250%, 5/15/2021	92,475
915,000	Lower Colorado River Authority, Unrefunded, Revenue Bonds, 5.250%, 5/15/2021	984,430

	Total	1,076,905

	Florida - 6.9%
750,000	Broward County Florida, GO UT (Series B), 5.000%, 1/1/2012	794,018
250,000	Florida State Department of Transportation, GO UT (Series A), 5.000%, 7/1/2016	269,115
1,000,000	Florida State Board of Education, GO UT, 4.000%, 6/1/2009	1,007,630
1,000,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.400%, 10/1/2018	1,001,710
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.000% (AMBAC INS), 10/1/2009	316,470

	Total	3,388,943

	Georgia - 6.0%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.750% (AMBAC INS), 12/1/2010	311,847
500,000	Augusta, Georgia Water & Sewer Authority, Revenue Bonds, 4.000% (FSA LOC), 10/1/2012	509,500
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	256,485
1,000,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.000%, 8/1/2015	1,021,480
350,000	Private Colleges & Universities of Georgia, Revenue Bonds, 4.750%, 11/1/2008	356,342
500,000	Roswell, Georgia, GO UT, 4.250%, 2/1/2011	511,360

	Total	2,967,014

	Illinois - 4.2%
1,300,000	Chicago, Illinois, GO UT (Series B), 5.000%, 1/1/2025	1,392,131
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	542,915
130,000	Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS), 12/1/2007	131,112
	Total	2,066,158
	Indiana - 3.4%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.250% (FGIC INS), 7/1/2015	1,101,070
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.000%, 1/10/2020	580,775

	Total	1,681,845

	Kansas - 0.6%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.000% (MBIA INS), 6/1/2011	315,876
	Kentucky - 1.6%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.750%, 10/1/2012	535,370
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.550% (MBIA INS), 12/1/2008	253,703

	Total	789,073

	Maryland - 1.1%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.500%, 7/15/2013	553,260

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Missouri - 6.0%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,073,430
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	804,000
1,000,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.250%, 2/1/2020	1,071,700

	Total	2,949,130

	North Carolina - 11.4%
1,000,000	Greensboro, North Carolina, GO UT (Series A), 4.000%, 2/1/2013	1,022,150
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.400%, 2/1/2012	513,290
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.000%, 2/1/2015	510,585
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.000%, 10/1/2011	263,335
1,000,000	North Carolina State, GO UT (Series A), 4.000%, 9/1/2012	1,020,260
1,000,000	Wake County North Carolina, GO UT Refunding Bonds, 4.000%, 3/1/2015	1,025,460
750,000	Wake County North Carolina, GO UT (Series A), 4.000%, 4/1/2013	767,040
500,000	Winston-Salem, North Carolina Water & Sewer System, Revenue Bonds, 4.875%, 6/1/2015	512,535

	Total	5,634,655

	South Carolina - 6.9%
1,000,000	South Carolina State, GO UT, 4.000%, 1/1/2014	1,017,640
500,000	South Carolina State, GO UT (Series A), 4.600%, 5/1/2012	519,115
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2022	796,222
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2018	1,070,850

	Total	3,403,827

	Tennessee - 4.2%
500,000	Knox County Tennessee, GO UT, 4.500%, 4/1/2010	511,940
500,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer, Revenue Bonds (Series A), 4.750%, 1/1/2014	509,530
500,000	Shelby County Tennessee, GO UT (Series A), 4.750%, 4/1/2010	515,540
250,000	Williamson County Tennessee, GO UT, 4.650%, 3/1/2008	252,430
250,000	Williamson County Tennessee, GO UT, 4.700%, 3/1/2009	254,942

	Total	2,044,382

	Texas - 10.8%
500,000	Austin, Texas Public Improvement, GO UT, 4.750%, 9/1/2014	507,245
1,000,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	1,022,900
1,000,000	Denton, Texas Utility, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	1,059,000
500,000	Fort Worth, Texas, GO LTD, 4.000%, 3/1/2013	506,650
500,000	San Antonio, Texas, GO LTD (Series A), 5.250%, 2/1/2010	521,005
275,000	Texas State Public Finance Authority, GO UT, 5.000%, 10/1/2017	291,849
500,000	Texas State Public Finance Authority, Revenue Bonds, 4.250% (FSA LOC), 10/15/2010	510,215
500,000	Tomball, Texas, GO UT, 4.500% (MBIA INS), 2/15/2011	514,730
350,000	University of Texas, Revenue Bonds (Series B), 5.250%, 8/15/2013	380,425

	Total	5,314,019

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Virginia - 8.0%
250,000	Norfolk, Virginia, GO UT, 5.375% (FGIC LOC), 6/1/2011	253,530
1,000,000	Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/2012	1,063,790
500,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 4.000%, 8/1/2009	504,325
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.000%, 8/1/2015	1,065,080
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.000%, 5/1/2020	1,043,890

	Total	3,930,615

	Washington - 1.0%
500,000	Washington State, GO UT (Series B), 5.500%, 5/1/2009	518,560
	Total Municipal Bonds (identified cost $48,135,084)	48,498,934

Short-Term Investments - 0.8%
382,809	Federated Tax-Free Obligations Fund	382,809
	Total Short-Term Investments (identified cost $382,809)	$382,809

	Total Investments - 99.2% (identified cost $48,517,893)	$48,881,743

	Other Assets and Liabilities - Net - 0.8%	376,149

	Total Net Assets - 100.0%	$49,257,892

At February 28, 2007, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

The following acronyms are used throughout this portfolio :

AMBAC -American Municipal Bond Assurance Corporation

FGIC -Financial Guaranty Insurance Company

FSA -Financial Security Assurance

GO -General Obligation

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

MBIA -Municipal Bond Investors Assurance Corporation

UT -Unlimited Tax

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount				Value
U.S. Treasury Obligations - 95.5%:
	U.S. Treasury Bills - 93.6%:
45,000,000	(1	)(2)	5.06%-5.11%, 3/1/2007	$45,000,000
80,000,000	(1	)(2)	5.07%-5.20%, 3/8/2007	79,923,304
125,000,000	(1	)(2)	4.96%-5.15%, 3/15/2007	124,755,031
95,000,000	(1	)(2)	4.89%-5.12%, 3/22/2007	94,728,464
95,000,000	(1	)(2)	4.93%-5.12%, 3/29/2007	94,634,483
90,000,000	(1	)(2)	4.89%-5.09%%, 4/5/2007	89,566,972
45,000,000	(1	)(2)	5.04%-5.08%, 4/12/2007	44,739,723
90,000,000	(1	)(2)	5.04%-5.09%, 4/19/2007	89,388,290
65,000,000	(1)		5.01%-5.15%, 4/26/2007	64,500,744
80,000,000	(1)		5.02%-5.13%, 5/3/2007	79,315,488
70,000,000	(1)		5.09%-5.13%, 5/10/2007	69,325,861
35,000,000	(1	)(2)	4.97%-5.06%, 5/17/2007	34,630,881
85,000,000	(1)		5.04%-5.18%, 5/24/2007	84,014,155
60,000,000	(1	)(2)	5.03%-5.06%, 5/31/2007	59,247,626
40,000,000	(1)		5.12%-5.13%, 6/7/2007	39,458,251
10,000,000	(1	)(2)	5.14%, 6/14/2007	9,855,042
35,000,000	(1)		5.06%, 6/21/2007	34,458,278

			Total	1,137,542,593

	U.S. Treasury Notes - 1.6%:
20,000,000	(2)		3.75%, 3/31/2007	19,979,278

	Total U.S. Treasury Obligations (Cost $1,157,521,871)			1,157,521,871

Shares				Value
Short Term Investments - 4.8%:
23,000,000	BlackRock Liquidity Funds Treasury			23,000,000
	Trust Fund Portfolio, 4.93%
30,000,000	Federated U.S. Treasury Cash			30,000,000
	Reserve Fund, 4.91%
5,372,282	Goldman Sachs Financial Square			5,372,282

	Trust, 4.89%
	Total Short Term Investments (Cost $58,372,282)			58,372,282

Principal Amount				Value
Repurchase Agreements – 29.5%:
357,538,476	(4)		Pool of Repurchase Agreements held as collateral for securities lending	357,538,476

	Total Repurchase Agreements (Cost $357,538,476)			357,538,476

Total Investments (Cost $1,573,432,629) (3) - 129.8%				1,573,432,629
Liabilities in excess of other assets -(29.8)%				(360,942,374)

NET ASSETS - 100.0%				$1,212,490,255

Percentages indicated are based on net assets of $1,212,490,255.

(1)	Yield at date of purchase.
(2)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.
(3)	Also represents cost for federal income tax purposes.
(4)	Pool of Repurchase Agreements held as collateral for securities lending:

	Principal/ Value	Date of Agreement	Proceeds at Maturity	Collateral Description	Collateral Market Value
Bear Stearns & Co., Inc. 5.27%, 3/1/07	13,474, 972	2/28/07	13,476, 945	13,744,472 various U.S. Treasury securities	13,744,472
Credit Suisse (USA), Inc. 5.29%, 3/1/07	11,001,616	2/28/07	11,003,233	11,221,649 various U.S. Treasury securities	11,221,649
Deutsche Bank Securities, Inc. 5.28%, 3/1/07	11,001,613	2/28/07	11,003,227	11,221,646 various U.S. Treasury securities	11,221,646
JPMorgan Securities 5.25%, 3/1/07	5,083,741	2/28/07	5,084,482	5,185,416 various U.S. Treasury securities	5,185,416
Lehman Brothers, Inc. 5.25%, 3/1/07	330,048	2/28/07	330,096	336,649 various U.S. Treasury securities	336,649
Merrill Lynch GSI 5.29%, 3/1/07	85,089,502	2/28/07	85,102,005	86,791,293 various U.S. Treasury securities	86,791,293
Mizuho Securities USA, Inc. 5.29%, 3/1/07	100,014,694	2/28/07	100,029,391	102,014,988 various U.S. Treasury securities	102,014,988
Morgan Stanley & Co., Inc. 5.28%, 3/1/07	130,542,143	2/28/07	130,561,289	133,152,986 various U.S. Treasury securities	133,152,986
UBS Securities LLC 5.28%, 3/1/07	1,000,147	2/28/07	1,000,294	1,020,150 various U.S. Treasury securities	1,020,150

Note: The categories of investments are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount			Value
Commercial Paper – 50.9%:
	Banks - 22.3%:
3,000,000	(2)	BNP Paribas Finance, 5.40%, 4/11/2007	2,982,268
3,000,000	(2)	Calyon NA, Inc., 5.37%, 7/6/2007	2,946,025
3,000,000	(2)	Citigroup, Inc., 5.36%, 4/2/2007	2,986,013
3,000,000	(2)	HSBC USA, Inc., 5.30%, 4/23/2007	2,977,122
3,000,000	(2)	Societe Generale North America, 5.39%, 3/15/2007	2,993,927
3,000,000	(2)	State Street Bank, 5.34%, 4/23/2007	2,976,945
3,000,000	(2)	UBS America Finance, 5.37%, 5/14/2007	2,967,748

		Total	20,830,048

		Computers & Business Equipment - 3.2%:
3,000,000	(2)	Hewlett-Packard Co., 5.32%, 3/7/2007	2,997,385

		Cosmetics & Toiletries - 3.2%:
3,000,000	(2)	The Procter & Gamble Co., 5.34%, 4/10/2007	2,982,600

		Financial Services - 22.2%:
3,000,000	(2)	AIG Funding, 5.33%, 3/14/2007	2,994,334
3,000,000	(2)	American Express International, 5.36%, 5/14/2007	2,967,810
3,000,000	(2)	Chevron Funding Corp., 5.36%, 3/12/2007	2,995,243
3,000,000	(2)	General Electric Capital Corp., 5.36%, 5/15/2007	2,967,375
3,000,000	(2)	International Lease Finance Corp., 5.38%, 3/1/2007	3,000,000
3,000,000	(2)	Merrill Lynch & Co., Inc., 5.38%, 5/8/2007	2,970,817
3,000,000	(2)	Metlife Funding, Inc., 5.34%, 5/18/2007	2,966,200

	Total		20,861,779

	Total Commercial Paper (Amortized Cost $47,671,812)		47,671,812

Taxable Municipal Bonds - 8.0%:
	Colorado - 2.0%:
1,000,000	( *)	Colorado Housing & Finance Authority, Revenue*, 5.36%, 5/1/2041, SPA Landesbank Hessen	1,000,000
900,000	( *)	Colorado Housing & Finance Authority, Single Family Revenue*, 5.36%, 11/1/2035, SPA Lloyds TSB Bank plc	900,000
	Total		1,900,000

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Principal Amount				Value
	Massachusetts - 1.0%:
900,000	(	*)	Massachusetts State Housing Finance Agency, Multi-Family Revenue, 5.36%, 5/15/2031, FNMA	900,000
	Pennsylvania - 2.7%:
2,500,000	(	*)	Pennsylvania State Higher Education Assistance Agency, Subseries GG-5, 5.25%, 12/1/2045, Credit Support : Guaranteed Student Loans	2,500,000
	Texas - 0.6%:
550,000	(	*)	Texas State Taxable Small Business, Series B, 5.32%, 6/1/2045, SPA National Australia Bank	550,000
	Utah - 1.7%:
1,600,000	(	*)	Utah Housing Corp., Single Family Mortgage Revenue, Series A-2*, 5.36%, 7/1/2033, LOC Westdeutche Landesbank	1,600,000
	Total Taxable Municipal Bonds (Amortized Cost $7,450,000)			7,450,000

Shares				Value
Short Term Investments - 4.0%:
	Mutual Funds - 4.0%:
2,266,356	Fidelity Institutional Money Market Portfolio			$2,266,356
1,472,487	Lehman Brothers Institutional Money Market Portfolio			1,472,487

	Total Short Term Investments (Amortized Cost $3,738,843)			3,738,843

Principal Amount				Value
U.S. Government Agencies - 37.3%:
	Fannie Mae – 14.9%:
3,000,000	(1	)(2)	5.25%, 3/1/2007	2,999,999
3,000,000	(1	)(2)	5.27%, 3/14/2007	2,994,437
2,000,000	(1	)(2)	5.19%, 4/3/2007	1,990,632
3,000,000	(1	)(2)	5.27%, 4/11/2007	2,982,678
3,000,000	(1	)(2)	5.26%, 5/30/2007	2,962,050

	Total			13,929,796

	Federal Farm Credit Bank - 3.2%:
3,000,000	(1	)(2)	5.17%, 3/23/2007	2,990,650

	Federal Home Loan Bank - 7.5%:
7,000,000	(1	)(*)	4.50%, 12/30/2008	7,000,000

	Freddie Mac - 11.7%:
3,150,000	(1	)(2)	5.21%, 3/13/2007	3,144,602
2,000,000	(1	)(2)	5.27%, 6/5/2007	1,972,960
3,000,000	(1	)(2)	5.28%, 7/30/2007	2,936,077
3,000,000	(1	)(2)	5.30%, 8/13/2007	2,930,013

	Total			10,983,652

	Total U.S. Government Agencies (Amortized Cost $34,904,098)			34,904,098

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2007 (Unaudited)

Total Investments (Amortized Cost $93,764,753) (3) - 100.2%	93,764,753
Liabilities in excess of other assets - (0.2)%	(204,887)

NET ASSETS - 100.0%	$93,559,866

(1)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)	Yield at date of purchase.
(3)	Also represents cost for federal income tax purposes.
*	Variable Rate Instruments. The rate presented is the rate in effect at February 28, 2007. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA – Insured by Federal National Mortgage Association

LOC – Letter of Credit

SPA – Standby Purchase Agreement

Note: The categories are shown as a percentage of total net assets as of February 28, 2007.

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”), does not represent market value.

Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in a fund’s NAV, and the current market value of options sold by the fund will be subtracted from net assets. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the NAV. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Trust’s Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Regions Morgan Keegan Select Funds

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 26, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	April 26, 2007